Investments accounted for using the equity method - financial information of FCA Bank (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		€ 23,846	€ 15,014
Equity		25,861	28,675	€ 24,903	€ 21,008
Net assets attributable to owners of the parent		25,737	28,537
Investments in joint ventures accounted for using equity method		1,965	1,871
Interest and similar expenses		596	784	929
Income tax expense		(1,332)	(1,321)	(778)
Profit from continuing operations		24	2,700	3,330
Profit (loss)		24	6,630	3,632
Comprehensive income, attributable to owners of parent		(2,875)	6,676	3,763
Group’s share of net profit		185	200	221
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 24,721		26,583
Cash and cash equivalents	620		585
Other assets	5,253		5,123
Financial liabilities	25,145		27,029
Other liabilities	1,454		1,506
Equity	3,375		3,171
Net assets attributable to owners of the parent	3,317		3,116
Investments In Joint Ventures Accounted For Using Equity Method, Excluding Cumulative Unrealised Profits And Other Adjustments	1,659		1,558
Investments in Joint Ventures Accounted For Using Equity Method, Cumulative Unrealised Profits And Other Adjustments	79		(57)
Investments in joint ventures accounted for using equity method		1,738	1,501
Interest and similar income	441		930	903
Interest and similar expenses	116		237	242
Income tax expense	75		171	(159)
Profit from continuing operations	225		467	388
Profit (loss)	225		467	388
Net profit attributable to owners of the parent	222		460	383
Other comprehensive income/(loss) attributable to owners of the parent	(21)		7	(5)
Comprehensive income, attributable to owners of parent	€ 201		467	378
Group’s share of net profit		€ 247	€ 229	€ 192